Submission	Sep. 03, 2024
Submission [Line Items]
Central Index Key	0001455863
Registrant Name	AMERICOLD REALTY TRUST, INC.
Registration File Number	333-270664
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES